SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset Acquisition and Property, Equipment and Software, Net (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Jul. 31, 2023	Dec. 31, 2024
Asset Acquisition
Total consideration for license	¥ 204.9
Building
Property, equipment and software, net
Estimate residual value (as a percent)		5.00%
Useful life (in years)		20 years
Computer and transmission equipment
Property, equipment and software, net
Useful life (in years)		3 years
Furniture and office equipment
Property, equipment and software, net
Estimate residual value (as a percent)		5.00%
Useful life (in years)		5 years
Software | Minimum
Property, equipment and software, net
Useful life (in years)		1 year
Software | Maximum
Property, equipment and software, net
Useful life (in years)		5 years
Leasehold improvements
Property, equipment and software, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember